Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

June 30, 2013

Dates Covered
Collections Period	06/01/13 - 06/30/13
Interest Accrual Period	06/17/13 - 07/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/13	613,628,249.07	36,785
Yield Supplement Overcollateralization Amount at 05/31/13	8,820,588.17	0

Receivables Balance at 05/31/13	622,448,837.24	36,785
Principal Payments	24,577,336.97	983
Defaulted Receivables	1,247,903.08	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/13	8,290,027.35	0

Pool Balance at 06/30/13	588,333,569.84	35,745

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	8,153,048.77	614
Past Due 61-90 days	1,625,902.51	119
Past Due 91 + days	262,474.42	21

Total	10,041,425.70	754

Total 31+ Delinquent as % Ending Pool Balance	1.71%

Recoveries	806,078.74

Aggregate Net Losses/(Gains)—June 2013	441,824.34

Overcollateralization Target Amount	26,475,010.64
Actual Overcollateralization	26,475,010.64

Weighted Average APR	4.17%
Weighted Average APR, Yield Adjusted	5.03%
Weighted Average Remaining Term	48.69

Flow of Funds	$ Amount
Collections	27,372,157.70
Advances	11,208.54
Investment Earnings on Cash Accounts	1,172.11
Servicing Fee	(518,707.36)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	26,865,830.99

Distributions of Available Funds
(1) Class A Interest	306,541.75
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	24,156,418.66
(7) Distribution to Certificateholders	2,379,353.41
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,865,830.99

Servicing Fee	518,707.36
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 06/17/13	586,014,977.86
Principal Paid	24,156,418.66
Note Balance @ 07/15/13	561,858,559.20

Class A-1
Note Balance @ 06/17/13	0.00
Principal Paid	0.00
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-2
Note Balance @ 06/17/13	182,404,977.86
Principal Paid	24,156,418.66
Note Balance @ 07/15/13	158,248,559.20
Note Factor @ 07/15/13	51.0808777%

Class A-3
Note Balance @ 06/17/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	257,000,000.00
Note Factor @ 07/15/13	100.0000000%

Class A-4
Note Balance @ 06/17/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	127,670,000.00
Note Factor @ 07/15/13	100.0000000%

Class B
Note Balance @ 06/17/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	18,940,000.00
Note Factor @ 07/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	330,058.92
Total Principal Paid	24,156,418.66

Total Paid	24,486,477.58

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	79,042.16
Principal Paid	24,156,418.66

Total Paid to A-2 Holders	24,235,460.82

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3653479
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.7391535

Total Distribution Amount	27.1045014

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2551393
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	77.9742371

Total A-2 Distribution Amount	78.2293764

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/13	84,200.13
Balance as of 06/30/13	95,408.67
Change	11,208.54

Reserve Account
Balance as of 06/17/13	2,310,518.58
Investment Earnings	87.52
Investment Earnings Paid	(87.52)
Deposit/(Withdrawal)	—
Balance as of 07/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58